Note 27 - Provisions - Disbursement Expectative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Provisions	R$ 572.0	R$ 481.0	R$ 599.2
Not later than one year [member]
Statement Line Items [Line Items]
Provisions	124.9
Later than one year [member]
Statement Line Items [Line Items]
Provisions	447.1
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Provisions	184.1	182.3	137.8
Provision for taxes other than income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	42.6
Provision for taxes other than income tax [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	141.5
Provisions for labor [member]
Statement Line Items [Line Items]
Provisions	129.9	120.1	118.2
Provisions for labor [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	28.2
Provisions for labor [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	101.7
Legal proceedings provision [member]
Statement Line Items [Line Items]
Provisions	86.8	64.0	54.9
Legal proceedings provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	24.0
Legal proceedings provision [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	62.8
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Provisions	156.7	105.9	110.2
Miscellaneous other provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	19.0
Miscellaneous other provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	137.7
Total contingent provisions [member]
Statement Line Items [Line Items]
Provisions	557.5	472.3	590.4
Total contingent provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	113.8
Total contingent provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	443.7
Restructuring provision [member]
Statement Line Items [Line Items]
Provisions	14.5	R$ 8.7	R$ 8.8
Restructuring provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	11.1
Restructuring provision [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	R$ 3.4